Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable [Abstract]
Schedule of accounts receivable
	December 31,	December 31,
	2017	2016
Accounts receivable	$10,406,602	$2,098,946
Less: allowance for doubtful accounts	676,977	233,110
	$9,729,625	$1,865,836